UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                         811-5454

Dreyfus New Jersey Municipal Bond Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	6/30/09

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
33	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

The Fund

Dreyfus New Jersey Municipal Bond Fund, Inc.

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses and municipalities access to the capital they need.After reaching multi-year lows early in the year, municipal bond markets staged an impressive rally led by higher-yielding segments, while U.S. Treasury securities gave back some of their 2008 gains.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and the positive impact of the U.S government’s American Recovery and Reinvestment Act of 2009 on the municipal markets. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity. Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the municipal bond market’s 2009 rebound. Indeed, the market’s advance was fueled more by investors’ renewed appetites for risk than improving economic funda-mentals.We would prefer to see a steadier rise in asset prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel.To determine how your investments should be positioned for the challenges and opportunities that lie ahead,we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Joseph P. Darcy and James Welch, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus New Jersey Municipal Bond Fund’s Class A, B, C, I and Z shares produced total returns of 7.21%, 6.94%, 6.81%, 7.30% and 7.22%, respectively.1 In comparison, the Barclays Capital Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 6.42% for the same period.2

Municipal bonds generally rallied over the reporting period as credit markets stabilized and investors looked forward to better economic times.The fund produced higher returns than its benchmark, primarily due to strong performance among higher yielding bonds.

The Fund’s Investment Approach

The fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey personal income taxes.To pursue its goal, the fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that we believe can consistently provide attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Rallied as Credit Markets Stabilized

Early in 2009, the municipal bond market remained volatile in the midst of a global financial crisis that produced challenging liquidity conditions in fixed-income markets and punished a number of financial institutions, including municipal bond insurers and dealers. In addition, the U.S. economy continued to struggle with a recession as home values plunged, unemployment rates soared and consumer confidence fell.

However, investor sentiment soon began to improve as investors gained confidence that aggressive measures by the Federal Reserve Board (the “Fed”) and the U.S. government would be effective in repairing the credit markets.The Fed had injected massive amounts of liquidity into the banking system and reduced short-term interest rates to an unprecedented low of 0% to 0.25%, while Congress enacted the $787 billion American Recovery and Reinvestment Act of 2009. Investors began to look forward to better economic and market conditions, and municipal bonds rallied through the reporting period’s end.

Despite investors’ renewed optimism, New Jersey has remained hard-hit by the recession.Tax revenues have fallen while demand for services has intensified, putting pressure on state and local budgets. Unfunded pension obligations may put additional pressure on the state’s finances.

Income-Oriented Bonds Bolstered Performance

The market rally was particularly robust among income-oriented municipal bonds that had been hard-hit in 2008. Securities backed by airlines, health care facilities and New Jersey’s settlement of litigation with U.S. tobacco companies bounced back when investors became more tolerant of risks.As it became clearer to us early in the reporting period that the market rally was sustainable, we maintained the fund’s exposure to these higher yielding holdings, which complement the fund’s core positions in high-quality municipal bonds.

We maintained generally defensive interest rate strategies in an effort to guard against bouts of heightened volatility.We set the fund’s weighted average duration in a range that was roughly in line with industry aver-

ages to reduce risks associated with supply-and-demand dynamics. Moreover, we focused on bonds with maturities toward the longer end of the market’s intermediate-term range, which provided most of the yield of longer-maturity bonds but with significantly less volatility.

Maintaining a Disciplined Approach

We have maintained a disciplined approach to security selection, conducting in-depth research into individual municipal bonds and issuers to identify those positioned to weather the downturn’s lingering effects, including the possibility of reduced state aid to New Jersey localities. Consequently, when making new purchases, we have favored securities backed by pledged tax appropriations or revenues from essential services facilities.

While it appears short-term interest rates will remain anchored at current low levels for some time due to lingering economic weakness, we are concerned about rising interest-rate volatility over the long-term due to potentially heightened inflation anxiety and record amounts of U.S. Treasury issuance. As such, we expect to maintain a neutral duration posture.

July 15, 2009

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z and Class I shares are not subject to any initial or deferred sales charge. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided for Class A, B and C shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated upon 90 days’ notice to shareholders. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New Jersey Municipal Bond Fund, Inc. from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.37	$6.93	$8.20	$3.50	$4.21
Ending value (after expenses)	$1,072.10	$1,069.40	$1,068.10	$1,073.00	$1,072.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Class A	Class B	Class C	Class I	Class Z
Expenses paid per $1,000†	$4.26	$6.76	$8.00	$3.41	$4.11
Ending value (after expenses)	$1,020.58	$1,018.10	$1,016.86	$1,021.42	$1,020.73

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.35% for Class B, 1.60% for Class C, .68% for Class I and .82% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—94.9%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey—90.0%
Atlantic County Utilities
Authority, Solid Waste
System Revenue	7.13	3/1/16	11,975,000		11,972,964
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean Project)	5.38	11/1/35	3,120,000		1,471,392
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/15/13	1,155,000		1,233,540
Bordentown Sewer Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	12/1/20	3,880,000		3,993,257
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	5,500,000		3,690,170
Camden,
GO (Insured; FSA)	0.00	2/15/12	4,385,000	[a]	4,098,046
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000		3,832,753
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000		1,686,580
Carteret Board of Education,
COP (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.00	1/15/10	440,000	[b]	457,934
East Orange,
GO (Insured; FSA)	0.00	8/1/10	4,240,000	[a]	4,197,770
East Orange,
GO (Insured; FSA)	0.00	8/1/11	2,500,000	[a]	2,428,950
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000	[a]	393,820
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000	[a]	308,847
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000	[a]	846,053

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC) (Prerefunded)	6.00	10/1/10	10,000,000	[b]	10,668,300
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured;
National Public Finance
Guarantee Corp.)	5.50	3/1/10	2,460,000		2,542,927
Gloucester County Improvement
Authority, County Guaranteed Loan
Revenue (County Capital Program)	5.00	4/1/38	8,000,000		8,135,520
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000		2,860,241
Higher Education Student
Assistance Authority of New
Jersey, Student Loan Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.13	6/1/17	280,000		285,222
Hudson County Improvement
Authority, County-Guaranteed
Parking Revenue (Harrison Parking
Facility Redevelopment Project)
(Insured; Assured Guaranty)	5.25	1/1/39	5,000,000		5,082,300
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; National Public
Finance Guarantee Corp.)	0.00	12/15/34	3,000,000	[a]	598,950
Jersey City,
GO (Insured; FSA)	0.00	5/15/10	4,745,000	[a]	4,693,612
Jersey City,
Public Improvement Revenue
(Insured; National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	9/1/09	1,605,000	[b]	1,634,628

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/40	3,290,000		3,314,905
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000	[a]	2,094,017
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000	[a]	2,310,039
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.25	8/15/10	495,000		508,548
New Jersey,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	7/15/10	7,400,000		7,814,326
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	2,300,000		1,855,019
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/29	12,500,000		9,927,625
New Jersey Economic Development
Authority, Department of
Human Services Composite
Revenue (Division of
Developmental Disabilities)	6.25	7/1/24	1,255,000		1,286,576
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Mental Health Services)	6.10	7/1/17	2,555,000		2,639,749
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/10	2,705,000		2,706,298

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000		1,719,665
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000		2,835,553
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000		1,925,933
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000		1,006,520
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000		326,165
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000		2,407,710
New Jersey Economic Development
Authority, Gas Facilities Revenue
(NUI Corporation Project)	5.25	11/1/33	2,780,000		2,242,793
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/20	3,350,000	[a]	1,972,983
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/21	2,620,000	[a]	1,444,956
New Jersey Economic Development
Authority, Retirement
Community Revenue
(Seabrook Village, Inc. Facility)	5.25	11/15/26	1,700,000		1,298,443

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program)	5.75	7/1/14	1,080,000		1,164,359
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000	[a]	910,310
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000	[a]	864,810
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000	[a]	2,498,015
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000	[a]	3,362,150
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000	[a]	1,568,300
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000	[a]	3,514,940
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000	[a]	2,789,700
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000		2,371,772
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC) (Prerefunded)	5.25	6/15/11	10,000,000	[b]	10,828,200

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	10,000,000	10,647,300
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	9/1/27	10,000,000	10,469,400
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	6.25	9/15/19	5,000,000	4,115,150
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental
Airlines, Inc. Project)	6.25	9/15/29	2,000,000	1,502,900
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC) (Prerefunded)	6.00	6/15/10	2,425,000 [b]	2,554,980
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,549,512
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000	860,720
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000	443,700
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/33	1,880,000	1,499,168
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/37	750,000	605,325
New Jersey Educational Facilities
Authority, Revenue (Montclair
State University Issue)	5.25	7/1/38	2,000,000	1,959,160

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	12,165,000		11,570,740
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.25	7/1/10	2,885,000	[b]	3,025,038
New Jersey Educational Facilities
Authority, Revenue (Princeton
University) (Prerefunded)	5.00	7/1/15	120,000	[b]	137,888
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000		1,637,355
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.00	9/1/22	5,500,000		5,640,470
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC) (Prerefunded)	5.75	7/1/10	15,405,000	[b]	16,210,527
New Jersey Educational Facilities
Authority, Revenue (Seton Hall
University Issue)	6.25	7/1/37	5,000,000		5,368,350
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000		4,303,600
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	7,655,000		6,055,488
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)
(Prerefunded)	5.38	7/1/14	2,500,000	[b]	2,851,800
New Jersey Educational Facilities
Authority, Revenue (The
College of New Jersey Issue)
(Insured; FSA)	5.00	7/1/35	7,910,000		8,036,085

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty)	5.00	7/1/38	3,745,000		3,796,494
New Jersey Environmental
Infrastructure Trust,
Environmental Infrastructure
Bonds (Prerefunded)	5.25	9/1/10	4,070,000	[b]	4,336,259
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center Issue)	6.00	7/1/12	6,145,000		6,371,505
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center Issue)	6.25	7/1/17	2,730,000		2,868,275
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center
Issue) (Prerefunded)	6.25	7/1/12	2,270,000	[b]	2,574,316
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System Obligated
Group Issue) (Prerefunded)	5.75	7/1/23	3,000,000	[b]	3,411,480
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000		681,434
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty)	5.25	1/1/36	2,900,000		2,911,832
New Jersey Health Care Facilities
Financing Authority, Revenue
(Kimball Medical Center Issue)
(Insured; AMBAC)	7.00	7/1/20	6,000,000		6,005,400

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty)	5.00	7/1/38	5,000,000		4,887,700
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000		2,032,680
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	2,280,000	[a]	1,201,925
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/23	3,220,000	[a]	1,088,843
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph’s Healthcare
System Obligated Group Issue)	6.00	7/1/18	1,000,000		896,130
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Joseph’s Healthcare
System Obligated Group Issue)	6.63	7/1/38	4,000,000		3,361,760
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	2,475,000		2,543,285
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated
Group) (Prerefunded)	7.38	7/1/10	4,000,000	[b]	4,268,040

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)
(Insured; Assured Guaranty)	5.50	7/1/38	5,000,000	4,949,900
New Jersey Health Care Facilities
Financing Authority, State
Contract Revenue (Hospital
Asset Transformation Program)	5.25	10/1/38	12,595,000	12,537,945
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty)	5.88	6/1/21	12,000,000	12,200,760
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,999,583
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	4/1/18	1,120,000	1,122,128
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.30	4/1/26	335,000	337,526
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,480,403
New Jersey Housing and Mortgage
Finance Agency, MFHR
(Insured; FSA)	5.70	5/1/20	2,320,000	2,347,190
New Jersey Housing and Mortgage
Finance Agency, SFHR	6.38	10/1/28	6,000,000	6,505,140
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,135,000	2,093,517
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured;
AMBAC) (Prerefunded)	5.75	9/15/10	5,000,000 [b]	5,311,150
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.00	6/15/20	4,000,000	4,076,000

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority
(Transportation System)	5.50	12/15/23	7,000,000		7,423,850
New Jersey Transportation
Trust Fund Authority
(Transportation System)	6.00	12/15/38	10,000,000		10,722,700
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/24	1,000,000	[a]	413,320
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000		10,013,400
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/34	5,150,000		5,160,094
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	7.00	6/15/12	2,255,000		2,633,637
New Jersey Transportation
Trust Fund Authority
(Transportation System)
(Insured; National Public
Finance Guarantee Corp.)	7.00	6/15/12	3,745,000		4,209,867
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	6.00	12/15/11	5,000,000	[b]	5,596,750
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000		69,406
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000		185,123
New Jersey Turnpike Authority,
Turnpike Revenue	5.25	1/1/40	5,000,000		5,003,700
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	835,000		966,112
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	165,000		198,564

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	1/1/10	685,000	703,721
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	1/1/10	2,315,000	2,370,954
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.50	1/1/16	3,520,000	4,138,358
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/19	2,000,000	2,340,420
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000	3,265,800
Port Authority of New York and
New Jersey (Consolidated Bonds,
127th Series) (Insured; AMBAC)	5.25	12/15/32	5,070,000	4,949,638
Port Authority of New York and New
Jersey, Special Obligation
Revenue (JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/15	5,000,000	4,984,050
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/30	7,550,000 [a]	2,159,904
Salem County Improvement
Authority, City-Guaranteed
Revenue (Finlaw State Office
Building Project) (Insured; FSA)	5.25	8/15/38	3,640,000	3,721,900
Salem County Pollution Control
Financing Authority, PCR (Public
Service Electric and Gas Company
Project) (Insured; National Public
Finance Guarantee Corp.)	5.45	2/1/32	1,590,000	1,455,009

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey (continued)
South Brunswick Township
Board of Education, School
Bonds (Guaranteed; School
Bond Reserve Act and
Insured; FGIC) (Prerefunded)	5.63	12/1/09	1,820,000 [b]	1,860,950
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty)	5.75	1/1/34	2,900,000	3,019,509
South Jersey Port Corporation,
Marine Terminal Revenue
(Insured; Assured Guaranty)	5.88	1/1/39	6,000,000	6,282,300
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000	2,036,010
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	5,950,000	4,030,411
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	5,560,000	6,062,290
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	11,115,000	6,450,701
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.38	6/1/12	2,500,000 [b]	2,796,625
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.75	6/1/13	1,790,000 [b]	2,130,190
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,630,000 [b]	12,746,114

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey (continued)
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	1,780,000		1,846,875
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000		4,712,356
University of Medicine and
Dentistry of New Jersey, GO
(Insured; AMBAC)	5.50	12/1/27	15,425,000		13,873,091
West Orange Board of Education,
COP (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.00	10/1/09	500,000	[b]	512,155
U.S. Related—4.9%
Government of Guam,
GO	6.75	11/15/29	2,000,000		1,978,420
Guam Waterworks Authority,
Water and Wastewater
System Revenue	6.00	7/1/25	1,000,000		926,830
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	10,445,000		9,650,658
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	6,000,000		5,881,320
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; Berkshire Hathaway
Assurance Corporation)	0.00	8/1/54	36,600,000	[a]	2,786,724
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/43	18,000,000	[a]	2,118,960
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	6.38	10/1/19	2,000,000		2,014,020

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Related (continued)
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note (Prerefunded)	6.50	10/1/10	3,000,000	[b]	3,252,900
Total Long-Term Municipal Investments
(cost $558,595,198)					559,523,097

Short-Term Municipal
Investments—3.2%
New Jersey;
New Jersey Housing and Mortgage
Finance Agency, SFHR (LOC;
Dexia Credit Locale)	1.60	7/7/09	16,930,000	[c]	16,930,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA
and Liquidity Facility; Dexia
Credit Locale)	1.00	7/7/09	1,800,000	[c]	1,800,000
Total Short-Term Municipal Investments
(cost $18,730,000)					18,730,000

Total Investments (cost $577,325,198)			98.1%		578,253,097
Cash and Receivables (Net)			1.9%		11,102,252
Net Assets			100.0%		589,355,349

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Variable rate demand note—rate shown is the interest rate in effect at June 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	41.8
AA		Aa		AA	16.2
A		A		A	23.3
BBB		Baa		BBB	12.5
BB		Ba		BB	.8
B		B		B	1.3
F1		MIG1/P1		SP1/A1	3.2
Not Rated[d]		Not Rated[d]		Not Rated[d]	.9
					100.0

† Based on total investments. d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2009 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments			577,325,198		578,253,097
Cash					3,461,338
Interest receivable					8,114,166
Receivable for shares of Common Stock subscribed					141,001
Prepaid expenses					33,901
					590,003,503
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					403,853
Payable for shares of Common Stock redeemed					175,180
Accrued expenses					69,121
					648,154
Net Assets ($)					589,355,349
Composition of Net Assets ($):
Paid-in capital					596,497,547
Accumulated undistributed investment income—net					150,538
Accumulated net realized gain (loss) on investments					(8,220,635)
Accumulated net unrealized appreciation
(depreciation) on investments					927,899
Net Assets ($)					589,355,349

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class Z
Net Assets ($)	435,047,114	1,221,600	7,273,901	10,846	145,801,888
Shares Outstanding	35,546,223	99,923	594,879	887	11,910,857
Net Asset Value
Per Share ($)	12.24	12.23	12.23	12.23	12.24

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Interest Income	15,394,514
Expenses:
Management fee—Note 3(a)	1,731,816
Shareholder servicing costs—Note 3(c)	763,078
Professional fees	54,111
Registration fees	35,331
Directors’ fees and expenses—Note 3(d)	31,347
Distribution fees—Note 3(b)	25,744
Custodian fees—Note 3(c)	24,471
Prospectus and shareholders’ reports	11,985
Loan commitment fees—Note 2	9,946
Interest expense—Note 2	59
Miscellaneous	21,715
Total Expenses	2,709,603
Less—reduction in expenses
due to undertaking—Note 3(a)	(237,143)
Less—reduction in fees due to
earnings credits—Note 1(b)	(8,848)
Net Expenses	2,463,612
Investment Income—Net	12,930,902
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,472,725)
Net unrealized appreciation (depreciation) on investments	29,292,773
Net Realized and Unrealized Gain (Loss) on Investments	26,820,048
Net Increase in Net Assets Resulting from Operations	39,750,950

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	12,930,902	26,260,924
Net realized gain (loss) on investments	(2,472,725)	(4,248,360)
Net unrealized appreciation
(depreciation) on investments	29,292,773	(49,527,054)
Net Increase (Decrease) in Net Assets
Resulting from Operations	39,750,950	(27,514,490)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(9,414,388)	(19,021,061)
Class B Shares	(25,866)	(60,398)
Class C Shares	(108,858)	(147,847)
Class I Shares	(246)	(24)
Class Z Shares	(3,231,006)	(6,876,960)
Total Dividends	(12,780,364)	(26,106,290)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	21,752,940	41,543,250
Class B Shares	4,777	86,093
Class C Shares	2,503,059	2,136,106
Class I Shares	—	10,000
Class Z Shares	3,470,121	7,835,647
Dividends reinvested:
Class A Shares	6,928,473	14,093,812
Class B Shares	17,776	40,424
Class C Shares	50,463	68,673
Class Z Shares	2,632,398	5,599,524
Cost of shares redeemed:
Class A Shares	(16,777,671)	(52,791,117)
Class B Shares	(310,315)	(166,345)
Class C Shares	(227,480)	(861,204)
Class Z Shares	(8,108,746)	(22,515,718)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	11,935,795	(4,920,855)
Total Increase (Decrease) in Net Assets	38,906,381	(58,541,635)
Net Assets ($):
Beginning of Period	550,448,968	608,990,603
End of Period	589,355,349	550,448,968
Undistributed investment income—net	150,538	—

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Capital Share Transactions:
Class Aa
Shares sold	1,789,194	3,341,634
Shares issued for dividends reinvested	567,463	1,144,566
Shares redeemed	(1,375,491)	(4,296,280)
Net Increase (Decrease) in Shares Outstanding	981,166	189,920
Class Ba
Shares sold	394	6,973
Shares issued for dividends reinvested	1,459	3,287
Shares redeemed	(25,529)	(13,478)
Net Increase (Decrease) in Shares Outstanding	(23,676)	(3,218)
Class C
Shares sold	204,960	177,134
Shares issued for dividends reinvested	4,134	5,594
Shares redeemed	(18,626)	(71,610)
Net Increase (Decrease) in Shares Outstanding	190,468	111,118
Class I
Shares sold	—	887
Net Increase (Decrease) in Shares Outstanding	—	887
Class Z
Shares sold	284,155	630,396
Shares issued for dividends reinvested	215,588	454,531
Shares redeemed	(666,255)	(1,815,061)
Net Increase (Decrease) in Shares Outstanding	(166,512)	(730,134)

a	During the period ended June 30, 2009, 5,468 Class B shares representing $66,265 were automatically converted to 5,462 Class A shares and during the period December 31, 2008, 4,671 Class B shares representing $58,505, were automatically converted to 4,667 Class A shares.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class A Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	11.67	12.79	13.07	13.12	13.26	13.32
Investment Operations:
Investment income—net[a]	.27	.55	.54	.56	.56	.55
Net realized and unrealized
gain (loss) on investments	.57	(1.12)	(.28)	(.05)	(.14)	(.04)
Total from Investment Operations	.84	(.57)	.26	.51	.42	.51
Distributions:
Dividends from
investment income—net	(.27)	(.55)	(.54)	(.56)	(.56)	(.55)
Dividends from net realized
gain on investments	—	—	—	—	—	(.02)
Total Distributions	(.27)	(.55)	(.54)	(.56)	(.56)	(.57)
Net asset value, end of period	12.24	11.67	12.79	13.07	13.12	13.26
Total Return (%)[b]	7.21[c]	(4.61)	2.05	4.00	3.22	3.91
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.97[d]	1.00[e]	1.10[e]	1.18[e]	1.12[e]	1.04[e]
Ratio of net expenses
to average net assets	.85[d]	.90[e]	1.00[e]	1.06[e]	1.01[e]	.94[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.05	.13	.22	.16	.09
Ratio of net investment income
to average net assets	4.48[d]	4.45	4.21	4.32	4.25	4.16
Portfolio Turnover Rate	11.02[c]	50.33	36.63	17.13	11.22	16.98
Net Assets, end of period
($ x 1,000)	435,047	403,333	439,752	465,695	475,203	500,585

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Includes interest and expense related to floating rate notes issued.

See notes to financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Class B Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	11.66	12.78	13.06	13.10	13.25	13.30
Investment Operations:
Investment income—net[a]	.24	.49	.47	.50	.50	.48
Net realized and unrealized
gain (loss) on investments	.57	(1.12)	(.27)	(.04)	(.16)	(.03)
Total from Investment Operations	.81	(.63)	.20	.46	.34	.45
Distributions:
Dividends from
investment income—net	(.24)	(.49)	(.48)	(.50)	(.49)	(.48)
Dividends from net realized
gain on investments	—	—	—	—	—	(.02)
Total Distributions	(.24)	(.49)	(.48)	(.50)	(.49)	(.50)
Net asset value, end of period	12.23	11.66	12.78	13.06	13.10	13.25
Total Return (%)[b]	6.94[c]	(5.09)	1.53	3.56	2.63	3.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.54[d]	1.57[e]	1.67[e]	1.74[e]	1.67[e]	1.59[e]
Ratio of net expenses
to average net assets	1.35[d]	1.40[e]	1.50[e]	1.56[e]	1.51[e]	1.44[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.05	.13	.22	.16	.09
Ratio of net investment income
to average net assets	3.98[d]	3.95	3.71	3.82	3.74	3.65
Portfolio Turnover Rate	11.02[c]	50.33	36.63	17.13	11.22	16.98
Net Assets, end of period
($ x 1,000)	1,222	1,441	1,621	2,129	2,025	1,614

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Includes interest and expense related to floating rate notes issued.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2009			Year Ended December 31,
Class C Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	11.66	12.78	13.06	13.11	13.25	13.31
Investment Operations:
Investment income—net[a]	.22	.45	.45	.46	.46	.45
Net realized and unrealized
gain (loss) on investments	.57	(1.12)	(.29)	(.05)	(.14)	(.04)
Total from Investment Operations	.79	(.67)	.16	.41	.32	.41
Distributions:
Dividends from
investment income—net	(.22)	(.45)	(.44)	(.46)	(.46)	(.45)
Dividends from net realized
gain on investments	—	—	—	—	—	(.02)
Total Distributions	(.22)	(.45)	(.44)	(.46)	(.46)	(.47)
Net asset value, end of period	12.23	11.66	12.78	13.06	13.11	13.25
Total Return (%)[b]	6.81[c]	(5.34)	1.28	3.22	2.45	3.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.74[d]	1.77[e]	1.87[e]	1.96[e]	1.89[e]	1.81[e]
Ratio of net expenses
to average net assets	1.60[d]	1.64[e]	1.75[e]	1.81[e]	1.76[e]	1.69[e]
Ratio of interest and expense
related to floating rate notes
issued to average net assets	—	.05	.13	.22	.16	.09
Ratio of net investment income
to average net assets	3.69[d]	3.69	3.44	3.57	3.51	3.41
Portfolio Turnover Rate	11.02[c]	50.33	36.63	17.13	11.22	16.98
Net Assets, end of period
($ x 1,000)	7,274	4,714	3,749	2,768	2,732	1,736

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Includes interest and expense related to floating rate notes issued.

See notes to financial statements.

	Six Months Ended
	June 30, 2009	Year Ended
Class I Shares	(Unaudited)	December 31, 2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.66	11.28
Investment Operations:
Investment income—net[b]	.29	.03
Net realized and unrealized
gain (loss) on investments	.56	.38
Total from Investment Operations	.85	.41
Distributions:
Dividends from investment income—net	(.28)	(.03)
Net asset value, end of period	12.23	11.66
Total Return (%)[c]	7.30	3.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.69	.76
Ratio of net expenses to average net assets[d]	.68	.70
Ratio of net investment income
to average net assets[d]	4.62	5.03
Portfolio Turnover Rate	11.02[c]	50.33
Net Assets, end of period ($ x 1,000)	11	10

a	From December 15, 2008 (commencement of initial offering) to December 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2009	Year Ended December 31,
Class Z Shares	(Unaudited)	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	11.67	12.79	12.84
Investment Operations:
Investment income—net[b]	.27	.56	.31
Net realized and unrealized
gain (loss) on investments	.57	(1.12)	(.05)
Total from Investment Operations	.84	(.56)	.26
Distributions:
Dividends from investment income—net	(.27)	(.56)	(.31)
Net asset value, end of period	12.24	11.67	12.79
Total Return (%)	7.22[c]	(4.56)	2.03[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.85[f]	.91[d,f]
Ratio of net expenses to average net assets[e]	.82[d]	.85[f]	.91[d,f]
Ratio of interest and expense related to floating
rate notes issued to average net assets	—	.05	.13[d]
Ratio of net investment income
to average net assets	4.52[d]	4.50	4.26[d]
Portfolio Turnover Rate	11.02[c]	50.33	36.63[c]
Net Assets, end of period ($ x 1,000)	145,802	140,950	163,869

a	From June 7, 2007 (commencement of initial offering) to December 31, 2007.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
f	Includes interest and expense related to floating rate notes issued.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey personal income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 675 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (200 million shares authorized), Class B (150 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized) and Class Z (25 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange of which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	578,253,097	—	578,253,097
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	—	—	—	—

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts.Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies or municipalities may affect the

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $2,849,355 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2008. If not applied, $803,681 of the carryover expires in fiscal 2011, $97,441 expires in fiscal 2014, $822,282 expires in fiscal 2015 and $1,125,951 expires in fiscal 2016.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: tax exempt income $26,096,393 and ordinary income $9,897.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank,N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2009 was approximately $4,000, with a related weighted average annualized interest rate of 1.47%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, until shareholders are given at least 90 days’ notice to the contrary, if the aggregate expenses of the fund (exclusive of taxes, brokerage commissions, interest expense, commitment fees, shareholder services fees and Rule 12b-1 distribution plan fees and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets for Class A, Class B and Class C shares, the fund may deduct from the payments to be made to the Manager under the Agreement, or the Manager will bear such excess expense. The reduction in expenses, pursuant to the undertaking, amounted to $237,143 during the period ended June 30, 2009.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended June 30, 2009, the Distributor retained $7,876 from commissions earned on sales of the fund’s Class A shares and $23 and $382 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2009, Class B and Class C shares were charged $3,296 and $22,448 respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of ..25% of the value of the average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2009, Class A, Class B and Class C shares were charged $531,464, $1,648 and $7,483, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2009, Class Z shares were charged $66,326 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $88,923 pursuant to the transfer agency agreement.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $8,848 pursuant to the cash management agreement.These fees were offset by earnings credits pursuant to the cash management agreement.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2009, the fund was charged $24,471 pursuant to the custody agreement.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $291,874, Rule 12b-1 distribution plan fees $4,940, shareholder services plan fees $91,278, custodian fees $20,992, chief compliance officer fees $1,670 and transfer agency per account fees $31,587, which are offset against an expense reimbursement currently in effect in the amount of $38,488.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2009, amounted to $60,541,644 and $60,105,252, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period ended June 30, 2009, FAS 161 disclosures did not impact the notes to the financial statements.

At June 30, 2009, accumulated net unrealized appreciation on investments was $927,899, consisting of $22,266,740 gross unrealized appreciation and $21,338,841 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New Jersey Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)